DEPOSITS	12 Months Ended
Sep. 30, 2013
DEPOSITS [Abstract]
DEPOSITS

NOTE 8 - DEPOSITS

Time deposits of $100,000 or more were $61,406,000 and $67,306,000 at year-end 2013 and 2012.

Scheduled maturities of time deposits for the next five years were as follows (in thousands):

September 30,
2014	$68,378
2015	17,736
2016	13,516
2017	19,343
2018	5,816
Total	$124,789

At September 30, 2013 and 2012, generally accounts in excess of $250,000 are not federally insured.